Cat Financial Financing Activities (Details 5) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Allowance for Credit Losses:
Ending Balance - individually evaluated for impairment	$ 79
Ending Balance - collectively evaluated for impairment	283
Ending Balance - allowance for credit losses	362	376	391	351
Recorded Investment in Finance Receivables:
Ending Balance - individually evaluated for impairment	641
Ending Balance - collectively evaluated for impairment	19,282
Ending Balance - recorded investment in finance receivables	19,923
Customer
Allowance for Credit Losses:
Ending Balance - individually evaluated for impairment	79
Ending Balance - collectively evaluated for impairment	278
Ending Balance - allowance for credit losses	357
Recorded Investment in Finance Receivables:
Ending Balance - individually evaluated for impairment	641
Ending Balance - collectively evaluated for impairment	17,339
Ending Balance - recorded investment in finance receivables	17,980
Customer | Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	17,341
Customer | Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	6,231
Customer | Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,421
Customer | Performing | Asia/Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	3,498
Customer | Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,287
Customer | Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,904
Customer | Non-Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	639
Customer | Non-Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	217
Customer | Non-Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	89
Customer | Non-Performing | Asia/Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	31
Customer | Non-Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	139
Customer | Non-Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	163
Customer | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	6,448
Customer | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,510
Customer | Asia/Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	3,529
Customer | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,426
Customer | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	3,067
Dealer
Allowance for Credit Losses:
Ending Balance - collectively evaluated for impairment	5
Ending Balance - allowance for credit losses	5
Recorded Investment in Finance Receivables:
Ending Balance - collectively evaluated for impairment	1,943
Ending Balance - recorded investment in finance receivables	1,943
Dealer | Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	1,943
Dealer | Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	1,291
Dealer | Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	41
Dealer | Performing | Asia/Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	151
Dealer | Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	457
Dealer | Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	3
Dealer | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	1,291
Dealer | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	41
Dealer | Asia/Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	151
Dealer | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	457
Dealer | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	3
Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	19,284
Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	7,522
Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,462
Performing | Asia/Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	3,649
Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,744
Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,907
Non-Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	639
Non-Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	217
Non-Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	89
Non-Performing | Asia/Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	31
Non-Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	139
Non-Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	163
North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	7,739
Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,551
Asia/Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	3,680
Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,883
Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	$ 3,070